Leases (Details) - Schedule of future lease payments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of future lease payments [Abstract]
Balance	$ 495,051	$ 451,742
Additions	32,955	39,850
Interest expenses	47,102	47,173
Lease payments	(97,429)	(86,051)
Effects of currency translation	(34,837)	42,337
Balance	$ 442,842	$ 495,051